Related Parties Transactions	12 Months Ended
Dec. 31, 2023
Related party transactions [abstract]
Related Parties Transactions	Related Parties Transactions
Related Party Subleases and Royalties
During 2019, the Group executed a sublease agreement with a related party, Gelesis. As of December 31, 2022, the sublease receivable amounted to $1,285. During 2023, the sublease receivable was written down to $0 as Gelesis ceased operations and filed for bankruptcy.
The Group recorded $23, $89 and $113 of interest income with respect to the sublease during the years ended December 31, 2023, 2022, and 2021, respectively, which is presented within finance income in the Consolidated Statement of Comprehensive Income/(Loss).
The Group received royalties from Gelesis on its product sales. The Group recorded zero, $509, and $231 of royalty revenue during the years ended December 31, 2023, 2022, 2021, respectively, which is presented in contract revenue in the Consolidated Statement of Comprehensive Income/(Loss).
Key Management Personnel Compensation
Key management includes executive directors and members of the executive management team of the Group (not including non-executive directors). The key management personnel compensation of the Group was as follows for the years ended December 31:

	2023 $	2022 $	2021 $
As of December 31
Short-term employee benefits	9,714	4,162	4,612
Post-employment benefits	41	55	54
Termination Benefits	417	152	—
Share-based payment expense	599	2,741	4,045
Total	10,772	7,109	8,711
Short-term employee benefits include salaries, health care and other non-cash benefits. Post-employment benefits include 401K contributions from the Group. Termination benefits include severance pay. Share-based payments are generally subject to vesting terms over future periods. See Note 9. Share-based Payments. As of 12/31/2023, the payable due to the key management employees was $4,732.
In addition the Group paid remuneration to non-executive directors in the amounts of $475, $655 and $605 for the years ended December 31, 2023, 2022 and 2021, respectively. Also, the Group incurred $373, $365, and $161 of stock based compensation expense for such non-executive directors for the years ended December 31, 2023, 2022, and 2021, respectively.
During the years ended December 31, 2023 and 2022, the Group incurred $46, and $51, respectively, of expenses paid to related parties.
Convertible Notes Issued to Directors
Certain related parties of the Group have invested in convertible notes issued by the Group’s subsidiaries. As of December 31, 2023 and December 31, 2022, the outstanding related party notes payable totaled $104 and $99, respectively, including principal and interest. The notes issued to related parties bear interest rates, maturity dates, discounts and other contractual terms that are the same as those issued to outside investors during the same issuances.
Directors’ and Senior Managers’ Shareholdings and Share Incentive Awards
The Directors and senior managers hold beneficial interests in shares in the following businesses and sourcing companies as of December 31, 2023:

	Business name (share class)	Number of shares held as of December 31, 2023	Number of options held as of December 31, 2023	Number of RSUs held as of December 31, 2023	Ownership interest¹
Directors:
Dr Robert Langer	Entrega (Common)	250,000	82,500	—	4.09%
Dr Raju Kucherlapati	Enlight (Class B Common)	—	30,000	—	3.00%
Dr John LaMattina[2]	Akili (Common)	56,554	—	—	0.07%
	Vedanta Biosciences (Common)	25,000	15,000	—	0.24%
Senior Managers:
Dr Bharatt Chowrira	Karuna (Common)	5,000	—	—	0.01%
1    Ownership interests as of December 31, 2023 are calculated on a diluted basis, including issued and outstanding shares, warrants and options (and written commitments to issue options) but excluding unallocated shares authorized to be issued pursuant to equity incentive plans and any shares issuable upon conversion of outstanding convertible promissory notes.
2    Dr John LaMattina holds convertible notes issued by Appeering in the aggregate principal amount of $50,000.

Directors and senior managers hold 23,547,554 ordinary shares and 11.5 percent voting rights of the Group as of December 31, 2023. This amount excludes options to purchase 2,262,500 ordinary shares. This amount also excludes 7,301,547 shares, which are issuable based on the terms of performance based RSU awards granted to certain senior managers covering the financial years 2023, 2022 and 2021, and 102,732 shares, which are issuable to directors immediately prior to the Group's 2024 Annual General Meeting of Stockholders, based on the terms of the RSU awards granted to non-executive directors in 2023. Such shares will be issued to such senior managers and non-executive directors in future periods provided that performance and/or service conditions are met, and certain of the shares will be withheld for payment of customary withholding taxes.
Other
See Note 7. Investment in Notes from Associates for details on the notes issued by Gelesis and Vedanta to the Group.
As of December 31, 2023, the Group has a receivable from Sonde and Vedanta in the amount of $1,569.
See Note 6. Investments in Associates for details on the execution and termination of Merger Agreement with Gelesis.